SHARE OPTION PLANS - 2020 Long Term Incentive Plan (Details)	1 Months Ended					12 Months Ended
	Jun. 30, 2021 EquityInstruments $ / shares shares	Feb. 28, 2021 EquityInstruments $ / shares	Jan. 31, 2021 EquityInstruments $ / shares shares	Dec. 31, 2020 EquityInstruments $ / shares shares	Aug. 31, 2020 EquityInstruments $ / shares	Jun. 30, 2021 USD ($) EquityInstruments Y $ / shares shares	Jun. 30, 2020 USD ($) EquityInstruments $ / shares	Jun. 30, 2019 USD ($) EquityInstruments $ / shares
Stock Plan [Abstract]
Number of shares authorized (in shares) | shares	108,057,967					108,057,967
Fair value of common shares (in dollars per share)						$ 19.52
Expected term | Y						6
Volatility						31.80%
Risk-free rate						1.20%
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share)						$ 12.75	$ 12.75
Granted during the period (in dollars per share)						19.23
Exercised during the period (in dollars per share)						19.00
Forfeited / cancelled / expired during the period (in dollars per share)						15.96
Outstanding as of end of the period (in dollars per share)	$ 16.70					16.70	12.75	$ 12.75
Exercisable as of end of period (in dollars per share)	$ 16.97					$ 16.97	$ 12.75
Number [Abstract]
Outstanding as of beginning of the period (in shares) | EquityInstruments						338,432	338,432
Granted during the period (in shares) | EquityInstruments						525,143
Exercised during the period (in shares) | EquityInstruments						(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares						(16,215)
Outstanding as of end of the period (in shares) | EquityInstruments	845,918					845,918	338,432	338,432
Exercisable as of end of the period (in shares) | EquityInstruments	366,865					366,865	40,500
Share-based payments | $						$ 4,521,000	$ 359,000	$ 4,087,000
Share-based payments from discontinued operations | $								$ 875,000
2020 Long Term Incentive Plan [Member]
Stock Plan [Abstract]
Fair value of common shares (in dollars per share)						$ 19.52
Grant Date Fair Market Value [Abstract]
Granted during the period (in dollars per share)	$ 18.72	$ 20.86	$ 18.82	$ 19.85	$ 19.0
Number [Abstract]
Granted during the period (in shares)	27,800	23,500	20,000	97,000	341,843	510,143	338,432
Exercised during the period (in shares) | $						(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares						16,215
Share-based payments | $						$ 3,625,000	$ 295,000
Percentage of vesting					50.00%
Vested term	36 months			36 months	24 months
Unrecognized compensation expense | $						$ 1,700,000
Period for recognition of compensation expense						48 months
2020 Long Term Incentive Plan [Member] | Ifrs Share-based Payment Arrangement, Tranche One [Member]
Stock Plan [Abstract]
Option vested (in shares) | shares				77,000
Number [Abstract]
Percentage of vesting		25.00%		25.00%
Vested term		36 months		36 months
2020 Long Term Incentive Plan [Member] | Vests Based on Satisfaction Of The Performance Obligation [Member]
Stock Plan [Abstract]
Option vested (in shares) | shares				20,000
2020 Long Term Incentive Plan [Member] | Bottom of Range [Member]
Stock Plan [Abstract]
Expected term						5.3
Volatility						29.40%
Risk-free rate						0.57%
Number [Abstract]
Vested term						13 months
2020 Long Term Incentive Plan [Member] | Top of Range [Member]
Stock Plan [Abstract]
Number of shares authorized (in shares) | shares	1,287,326.13					1,287,326.13
Option term						10 years
Expected term						10.0
Volatility						47.70%
Risk-free rate						1.20%
Number [Abstract]
Vested term						4 years
2017 IBEX Stock Plan, Phantom Stock Plan and 2018 RSA Plan [Member]
Number [Abstract]
Share-based payments | $						$ 4,500,000	$ 400,000
Restricted Stock Awards 2020 [Member]
Grant Date Fair Market Value [Abstract]
Granted during the period (in dollars per share)		$ 18.30
Number [Abstract]
Granted during the period (in shares)		5,000		10,000		15,000
Restricted Stock Awards 2020 [Member] | Ifrs Share-based Payment Arrangement, Tranche One [Member]
Stock Plan [Abstract]
Option vested (in shares) | shares				5,000
Grant Date Fair Market Value [Abstract]
Granted during the period (in dollars per share)				$ 19.55
Number [Abstract]
Percentage of vesting				13.00%
Vested term				24 months
Restricted Stock Awards 2020 [Member] | Ifrs Share-based Payment Arrangement, Tranche Two [Member]
Stock Plan [Abstract]
Option vested (in shares) | shares			5,000
Grant Date Fair Market Value [Abstract]
Granted during the period (in dollars per share)			$ 19.85